Share capital, warrants and common share purchase options and redeemable common shares (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Compensation warrants, Balance (in shares)	280,000	[1]	280,000	[1]
Compensation warrants, Professional services (in shares)			0	[1],[2]
Compensation warrants, Board compensation (in shares)	0	[1],[3]	0	[1],[3]
Compensation warrants, Employee bonus (in shares)			0	[1],[4]
Compensation warrants, Warrants expired (in shares)	(70,000)	[1]
Compensation warrants, Balance (in shares)	210,000	[1]	280,000	[1]	280,000	[1]
Compensation warrants, Balance Amount	$ 39,318	[1]	$ 21,242	[1]
Compensation warrants, Professional services Amount			18,076	[1],[2]
Compensation warrants, Board compensation Amount	0		0	[1],[3]
Compensation warrants, Employee bonus Amount			0	[1],[4]
Compensation warrants, Warrants expired Amount	(12,945)	[1]
Compensation warrants, Balance Amount	26,373	[1]	39,318	[1]	21,242	[1]
Common shares, Balance (in shares)	43,009,347		42,285,171
Common shares, Professional services (in shares)			0	[2]
Common shares, Board compensation (in shares)	412,500	[3]	374,176	[3]
Common shares, Employee bonus (in shares)			50,000	[4]
Common shares, Shares issued (in shares)	75,000	[5]	300,000	[5]
Common shares, Balance (in shares)	43,496,847		43,009,347		42,285,171
Common shares, Balance Amount	85,848,861		85,583,198
Common shares, Professional services Amount			0	[2]
Common shares, Board compensation Amount	43,687	[3]	134,663	[3]
Common shares, Employee bonus Amount			23,000	[4]
Common shares, Shares issued Amount	15,000	[5]	108,000	[5]	136,500
Common shares, Balance Amount	$ 85,907,548		$ 85,848,861		$ 85,583,198

[1]	These compensation warrants exclude the options issued under our share option plan (note 12).
[2]	Professional services: On September 15, 2009 the Company entered into an agreement for public relation services. In consideration for the services to be rendered in accordance with the agreement, warrants to purchase up to 70,000 common shares at $1.00 were issued with equal vesting quarterly for one year. These warrants expired on March 14, 2012. Furthermore, warrants to purchase up to 100,000 common shares at $1.00 were issued with vesting dependent upon achieving certain performance criteria. On October 15, 2010 the Company renewed the agreement, issuing additional warrants to purchase up to 50,000 common shares at $0.75 and up to 60,000 common shares at $1.00 with quarterly vesting over one year. The performance warrants are fair valued each reporting period until performance is complete. The fair value of all other equity-based warrants are measured and recorded on the date that the performance required to earn the awards is complete which in the case of these awards coincides with the contractual vesting dates of the awards.
[3]	Each quarter the Company issues common shares to each non-management board member in lieu of cash compensation. The share compensation recorded is based on the Company's common share price on the grant date which is on or about the last day of the quarter.
[4]	During 2011 common shares were issued to an employee in lieu of cash bonuses. The share compensation is based on the Company's common share price on or about the last day prior to the date of grant.
[5]	On April 2, 2008, the Company entered into a three year employment agreement with the Company's former Chief Executive Officer, which was renewed for a further one year period in April 2011. Compensation expenses associated with this agreement were settled through the issuance of up to 300,000 common shares annually. Share compensation during the 2010 and 2011 was $136,500 and $108,000, respectively, representing the issuance of 300,000 common shares. Share compensation during the 2012 was $15,000 representing the issuance of 75,000 common shares. The share compensation is based on the Company's common share price on the date the common shares are granted.